Annual Total Returns [BarChart] - First Trust Industrials-Producer Durables AlphaDEX Fund - First Trust Industrials-Producer Durables AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	25.62%
2011	(5.95%)
2012	15.44%
2013	46.46%
2014	8.13%
2015	(13.44%)
2016	26.76%
2017	24.13%
2018	(15.01%)
2019	33.40%